Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest
Schedule of changes in the Group's ownership in its subsidiaries on the Group's equity

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net (loss) income attributable to DouYu’s ordinary shareholders	(75,422,408)	35,517,634	(306,810,286)
Transfers to noncontrolling interest
Decrease in DouYu’s additional paid-in capital due to additional capital contribution in DouYu Japan (1)	(14,992,166)	—	—
Net transfers to noncontrolling interest	(14,992,166)	—	—
Change from net (loss) income attribute to DouYu and transfers to noncontrolling interest	(90,414,574)	35,517,634	(306,810,286)
(1)	During the year ended December 31, 2022, the Group acquired additional newly issued common shares of DouYu Japan with consideration of JPY7,499,997,600 (equivalent to RMB397,078,638). As a result of this transaction, the noncontrolling interest shareholder’s ownership interest decreased from 28.9% to 22.4%. The difference of RMB14,992,166 between the cash consideration paid and the carrying amount of the noncontrolling interest was recorded as an adjustment to the Group’s additional paid-in capital.